Commitments and contingencies (Tables)	12 Months Ended
Jun. 30, 2022
Commitments and Contingencies Disclosure [Abstract]
Schedule of Commitments and Contingencies	The future minimum payments for noncancelable leases with terms in excess of one year for each fiscal year are as follows (in thousands):

2023	$162
2024	153
2025	45
Total	$360